Contingent consideration liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Schedule of Contingent Consideration

In thousands of USD	2021
Beginning contingent consideration liabilities as of January 1	19,140
Payment by the Parent Group on behalf of the Apraglutide Business	—
Changes in fair value during the period	(6,870)
Foreign exchange impact	—
Cash payment	(10,000)
Payment in shares	(2,270)
Ending contingent consideration liabilities as of December 31	—